Operating Expenses and other Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other revenue services

	For the Year Ended December 31,
	2025	2024	2023
Banking fees	133,376	97,526	67,203
Brokerage commissions	716,800	405,045	110,444
Other revenue commissions	18,359	23,276	18,314
IT development services	-	1,080	1,311
Total	868,535	526,927	197,272

Schedule of selling and general administrative expenses

	For the Year Ended December 31,
	2025	2024	2023
Advertising expenses	(28,133)	(45,908)	(23,509)
Communication expenses	(27,925)	(27,409)	(24,944)
Financial system service expenses	(434,464)	(387,418)	(273,859)
Maintenance expenses	(35,805)	(36,779)	(31,063)
Promotion expenses	(5,995)	(9,024)	(10,863)
Data processing (rental and maintenance expenses)	(165,178)	(126,856)	(89,782)
Technical services expenses	(329,622)	(310,713)	(243,170)
Travel expenses	(10,857)	(12,901)	(6,653)
Administrative expenses	(12,854)	(9,406)	(7,735)
Legal expenses	(192,360)	(233,697)	(138,415)
Other general and administrative expenses	(67,571)	(25,726)	(25,699)
Total selling, general and administrative expenses	(1,310,764)	(1,225,837)	(875,692)

Schedule of personnel expenses

	For the Year Ended December 31,
	2025	2024	2023
Compensation Expenses	(243,867)	(217,036)	(232,593)
Benefits	(140,145)	(119,451)	(103,750)
Other personal expenses	(4,482)	-	-
Social security costs	(136,180)	(112,378)	(102,406)
Total Personnel Expenses	(524,674)	(448,865)	(438,749)

Schedule of tax expenses

	For the Year Ended December 31,
	2025 (Restated)	2024 (Restated)	2023 (Restated)
Tax on Services (ISS)	(92,995)	(82,394)	(50,600)
Social Integration Program (PIS)	(62,139)	(53,367)	(33,953)
Tax for Social Security Financing (Cofins)	(336,111)	(288,745)	(187,586)
Other tax expenses	(12,559)	(5,463)	(3,908)
Total Tax Expenses	(503,804)	(429,969)	(276,047)